UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2025

Date of reporting period:	August 1, 2024 – January 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

George Putnam Balanced Fund
Class A [PGEOX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$47	0.90%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,161,104,790
Total Number of Portfolio Holdings*	745
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSA-0325

George Putnam Balanced Fund
Class C [PGPCX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$86	1.65%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,161,104,790
Total Number of Portfolio Holdings*	745
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSC-0325

George Putnam Balanced Fund
Class M [PGEMX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class M	$73	1.40%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,161,104,790
Total Number of Portfolio Holdings*	745
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSM-0325

George Putnam Balanced Fund
Class R [PGPRX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$60	1.15%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,161,104,790
Total Number of Portfolio Holdings*	745
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSR-0325

George Putnam Balanced Fund
Class R5 [PGELX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$36	0.69%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,161,104,790
Total Number of Portfolio Holdings*	745
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSR5-0325

George Putnam Balanced Fund
Class R6 [PGEJX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$31	0.59%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,161,104,790
Total Number of Portfolio Holdings*	745
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSR6-0325

George Putnam Balanced Fund
Class Y [PGEYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$34	0.65%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,161,104,790
Total Number of Portfolio Holdings*	745
Portfolio Turnover Rate	44%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSY-0325

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

George Putnam
Balanced
Fund

Financial Statements and Other Important Information

Semiannual | January 31, 2025

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 1/31/25 (Unaudited)
COMMON STOCKS (62.6%)*	Shares	Value
Automotive (1.6%)
General Motors Co.	48,126	$2,380,312
Tesla, Inc. †	66,754	27,008,668
United Rentals, Inc.	7,357	5,577,047
		34,966,027
Basic materials (2.3%)
Agnico-Eagle Mines, Ltd. (Canada)	34,497	3,206,285
Corteva, Inc.	173,908	11,350,975
CRH PLC	101,199	10,021,737
DuPont de Nemours, Inc.	51,946	3,989,453
Eastman Chemical Co.	31,201	3,109,180
Glencore PLC (United Kingdom)	665,901	2,876,989
International Paper Co. S	70,995	3,949,452
Linde PLC	3,801	1,695,702
PPG Industries, Inc.	24,811	2,862,693
Sherwin-Williams Co. (The)	16,003	5,731,634
		48,794,100
Capital goods (2.6%)
Berry Global Group, Inc.	30,294	2,057,568
Boeing Co. (The) †	14,542	2,566,954
Fortive Corp.	117,430	9,550,582
Honeywell International, Inc.	52,959	11,847,987
Howmet Aerospace, Inc.	52,940	6,701,145
Ingersoll Rand, Inc.	40,423	3,791,677
L3Harris Technologies, Inc.	7,541	1,598,767
Northrop Grumman Corp.	9,256	4,510,171
Otis Worldwide Corp.	78,127	7,454,878
RTX Corp.	42,663	5,501,394
		55,581,123
Commercial and consumer services (1.9%)
Booking Holdings, Inc.	1,841	8,721,848
Mastercard, Inc. Class A	52,279	29,037,325
Toast, Inc. Class A †	65,369	2,674,899
		40,434,072
Communication services (0.9%)
American Tower Corp. R	53,548	9,903,703
AT&T, Inc.	383,405	9,098,201
Charter Communications, Inc. Class A †	3,775	1,304,225
		20,306,129
Computers (5.2%)
Apple, Inc.	364,108	85,929,488
Roper Technologies, Inc.	8,317	4,787,681
Seagate Technology Holdings PLC	235,689	22,710,992
		113,428,161
Consumer (0.2%)
4Front Ventures Corp. †	3,874,790	44,366
Clorox Co. (The)	28,139	4,465,097
		4,509,463
Consumer staples (2.6%)
Chipotle Mexican Grill, Inc. †	111,163	6,486,361
Coca-Cola Co. (The)	189,773	12,046,790
Costco Wholesale Corp.	7,791	7,634,245
McDonald’s Corp.	8,624	2,489,749
PepsiCo, Inc.	62,868	9,473,579
Procter & Gamble Co. (The)	103,595	17,195,734
		55,326,458
Electronics (6.2%)
Analog Devices, Inc.	87,629	18,567,709
Broadcom, Inc.	132,351	29,285,306
Marvell Technology, Inc.	91,204	10,293,283

George Putnam Balanced Fund
1

COMMON STOCKS (62.6%)* cont.	Shares	Value
Electronics cont.
NVIDIA Corp.	507,671	$60,956,057
Qualcomm, Inc.	65,151	11,266,562
Vontier Corp.	96,271	3,711,247
		134,080,164
Energy (2.0%)
Antero Resources Corp. †	67,305	2,511,823
BP PLC (United Kingdom)	539,337	2,790,148
Cenovus Energy, Inc. (Canada)	400,500	5,792,486
ConocoPhillips	44,603	4,408,114
Exxon Mobil Corp.	203,995	21,792,786
Shell PLC (London Exchange) (United Kingdom)	211,942	6,959,058
		44,254,415
Entertainment (0.4%)
Live Nation Entertainment, Inc. †	43,489	6,291,989
Vail Resorts, Inc.	13,655	2,322,989
		8,614,978
Financials (7.6%)
AIA Group, Ltd. (Hong Kong)	965,200	6,785,495
Apollo Global Management, Inc.	55,726	9,528,031
Assured Guaranty, Ltd.	78,599	7,435,465
AXA SA (France)	267,786	10,159,039
Bank of America Corp.	443,776	20,546,829
Berkshire Hathaway, Inc. Class B †	17,324	8,119,239
BlackRock, Inc.	4,198	4,514,949
Capital One Financial Corp.	116,375	23,706,751
Charles Schwab Corp. (The)	151,156	12,503,624
Citigroup, Inc.	258,463	21,046,642
CME Group, Inc.	29,518	6,981,597
Gaming and Leisure Properties, Inc. R	66,997	3,241,985
JPMorgan Chase & Co.	15,715	4,200,620
Prudential PLC (United Kingdom)	338,171	2,814,236
TPG, Inc.	121,506	8,171,279
Visa, Inc. Class A	33,716	11,524,129
Vornado Realty Trust R	70,784	3,062,116
		164,342,026
Health care (7.0%)
Abbott Laboratories	57,375	7,339,984
AbbVie, Inc.	54,169	9,961,679
Amgen, Inc.	5,768	1,646,303
Ascendis Pharma A/S ADR (Denmark) †	12,875	1,682,248
Becton, Dickinson and Co.	3,278	811,633
Bio-Rad Laboratories, Inc. Class A †	10,955	3,953,440
Boston Scientific Corp. †	73,458	7,519,161
Cigna Group (The)	10,538	3,100,385
CVS Health Corp.	46,249	2,612,144
Danaher Corp.	25,285	5,631,981
Eli Lilly and Co.	28,046	22,747,550
Exact Sciences Corp. † S	18,416	1,032,217
Humana, Inc.	5,980	1,753,515
Innoviva, Inc. †	338,635	6,312,156
Intuitive Surgical, Inc. †	13,343	7,630,595
Janux Therapeutics, Inc. †	8,051	350,057
Johnson & Johnson	58,112	8,841,741
McKesson Corp.	13,820	8,219,445
Medtronic PLC	37,629	3,417,466
Merck & Co., Inc.	48,214	4,764,507
Regeneron Pharmaceuticals, Inc. †	2,089	1,405,855
Stryker Corp.	3,108	1,216,129
Thermo Fisher Scientific, Inc.	23,279	13,915,022
UnitedHealth Group, Inc.	37,193	20,176,831

2
George Putnam Balanced Fund

COMMON STOCKS (62.6%)* cont.	Shares	Value
Health care cont.
Vertex Pharmaceuticals, Inc. †	7,974	$3,681,436
Zoetis, Inc.	7,799	1,332,849
		151,056,329
Homebuilding (0.4%)
PulteGroup, Inc.	82,362	9,371,148
		9,371,148
Lodging/Tourism (0.5%)
Hilton Worldwide Holdings, Inc.	23,441	6,002,537
Viking Holdings, Ltd. (Bermuda) †	93,961	4,757,245
		10,759,782
Media (0.6%)
Netflix, Inc. †	7,636	7,458,539
Walt Disney Co. (The)	43,335	4,899,455
		12,357,994
Retail (5.7%)
Amazon.com, Inc. †	301,776	71,726,120
BJ’s Wholesale Club Holdings, Inc. †	22,609	2,239,421
Home Depot, Inc. (The)	38,258	15,761,531
Nike, Inc. Class B	12,745	980,091
O’Reilly Automotive, Inc. †	1,487	1,924,803
On Holding AG Class A (Switzerland) † S	30,321	1,815,621
Target Corp.	26,296	3,626,481
TJX Cos., Inc. (The)	43,136	5,382,941
Walmart, Inc.	192,376	18,883,628
		122,340,637
Software (5.8%)
Cadence Design Systems, Inc. †	31,898	9,493,483
Microsoft Corp.	222,056	92,166,565
Oracle Corp.	135,902	23,111,494
		124,771,542
Technology services (6.1%)
Alphabet, Inc. Class A	247,033	50,399,673
Meta Platforms, Inc. Class A	72,698	50,102,008
Salesforce, Inc.	75,968	25,958,266
Spotify Technology SA (Sweden) †	11,152	6,117,430
		132,577,377
Textiles (0.1%)
Levi Strauss & Co. Class A	70,483	1,341,291
		1,341,291
Transportation (1.3%)
Canadian Pacific Kansas City, Ltd. (Canada)	53,677	4,272,689
FedEx Corp.	41,377	10,959,526
Old Dominion Freight Line, Inc.	13,980	2,594,828
Southwest Airlines Co.	109,124	3,351,198
Union Pacific Corp.	29,592	7,332,602
		28,510,843
Utilities and power (1.6%)
Ameren Corp.	32,230	3,036,066
CenterPoint Energy, Inc.	47,855	1,558,637
Constellation Energy Corp.	9,141	2,742,117
NextEra Energy, Inc.	91,098	6,518,973
NRG Energy, Inc.	100,480	10,293,171
PG&E Corp.	221,041	3,459,292
PPL Corp.	128,596	4,320,826
Southern Co. (The)	33,341	2,798,977
		34,728,059
Total common stocks (cost $759,435,508)		$1,352,452,118

George Putnam Balanced Fund
3

CORPORATE BONDS AND NOTES (13.7%)*	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.80%, 11/15/30 (Germany)	$484,000	$503,125
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)	232,000	238,579
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)	1,199,000	1,221,941
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	750,000	708,398
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,379,000	1,221,192
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	76,000	75,512
DuPont de Nemours, Inc. sr. unsec. unsub. bonds 5.419%, 11/15/48	898,000	896,035
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	886,000	885,031
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,443,263
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	1,061,000	1,062,571
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,790,000	1,561,819
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	440,000	416,849
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,600,000	1,530,537
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	613,425
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	182,000	119,014
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	318,000	271,295
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	1,170,000	1,155,075
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	1,663,000	1,034,089
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	832,000	559,663
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,180,773
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	168,000	189,986
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	140,000	156,675
		17,044,847
Capital goods (0.8%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	500,000	484,229
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	1,145,000	1,151,050
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	81,000	81,913
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	30,000	29,933
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	964,000	906,554
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,167,000	1,130,924
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	480,000	323,051
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	304,000	286,381
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	139,000	124,754
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	1,405,000	1,369,051
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	278,000	183,169
Boeing Co. (The) sr. unsec. unsub. bonds 6.858%, 5/1/54	565,000	606,882
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34	192,000	202,917
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	132,000	137,380
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	87,000	89,269
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	1,044,000	1,080,615
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	512,000	531,381
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28	801,000	844,558
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	942,000	879,153
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	1,185,000	1,208,510
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	146,000	134,182
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,670,000	1,681,988
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	340,000	337,867
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	520,000	509,456
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	1,318,000	1,295,965
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	880,000	887,598
		16,498,730
Communication services (1.0%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	1,939,000	1,685,421
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27 R	1,710,000	1,658,183
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	921,000	832,710
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	686,000	660,158
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	56,000	37,620
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	1,464,000	1,182,306
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	991,000	821,006
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	94,000	81,767

4
George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Communication services cont.
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	$274,000	$243,029
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	59,000	36,996
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	1,450,000	987,651
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	825,000	620,462
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	458,000	443,825
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	549,000	532,951
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29 R	785,000	780,648
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47 R	165,000	140,626
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	1,483,000	1,368,695
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	85,000	99,225
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	1,050,000	1,044,882
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	90,000	69,635
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	544,000	488,140
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,613,000	1,712,385
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	44,000	41,601
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,726,023
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	592,000	580,042
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	600,000	679,351
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	860,000	584,905
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,904,000	1,878,734
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	628,000	522,634
		21,541,611
Consumer cyclicals (1.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	966,920
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	830,312
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	1,382,000	795,723
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	137,000	136,638
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31	650,000	535,647
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	830,000	651,722
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	565,000	576,165
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	1,002,000	956,955
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	1,846,000	1,788,114
Dick’s Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	710,000	516,889
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	25,000	22,360
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	457,000	435,067
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	457,000	451,434
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	425,000	423,930
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	635,000	637,890
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	106,000	111,121
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	254,000	255,655
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	315,000	307,193
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	930,000	973,691
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	540,000	543,557
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,657,172
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	273,000	266,849
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	201,000	197,977
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,578,000	1,610,755
Paramount Global sr. unsec. notes 4.95%, 1/15/31	275,000	260,581
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	815,000	774,635
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	640,000	609,286
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	240,000	230,387
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,397,514
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	379,000	315,136
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	433,000	427,357
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	580,000	543,528
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35	587,000	578,761
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	478,000	474,960
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	605,000	570,996
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	501,000	492,350

George Putnam Balanced Fund
5

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Consumer cyclicals cont.
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	$8,000	$7,133
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	26,000	23,371
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	2,386,000	2,311,258
		24,666,989
Consumer staples (0.5%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	660,000	554,806
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,136,429
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28	1,190,000	1,151,163
Boeing Co. (The) 144A company guaranty sr. unsec. sub. bonds 5.95%, 4/20/35	410,000	415,875
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.20%, 11/1/46	507,000	414,387
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,284,000	1,451,091
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	740,000	720,231
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)	665,000	708,370
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	212,000	213,442
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,090,000	1,004,726
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,490,000	1,469,477
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	268,000	248,193
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	239,000	234,710
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	1,517,000	1,530,845
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	535,000	526,464
		11,780,209
Energy (0.8%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	412,000	400,879
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	925,000	910,438
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	617,000	559,333
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	945,000	1,032,855
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	252,000	249,096
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	1,645,000	1,595,913
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	468,000	406,314
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	525,000	550,556
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	497,000	513,000
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	1,040,000	1,039,001
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. bonds 5.65%, 10/15/54	151,000	143,293
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. notes 5.80%, 1/15/35	394,000	400,782
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	1,720,000	1,886,775
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	592,000	576,208
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	255,000	253,739
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	845,000	817,820
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	108,000	110,983
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	909,000	941,509
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	193,000	198,018
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	278,000	282,670
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	217,000	217,440
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,030,000	1,026,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	976,000	946,428
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	1,895,000	1,930,980
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	697,000	699,854
		17,690,384
Financials (4.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,890,000	1,658,594
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	285,000	285,496
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.875%, 4/1/28 (Ireland)	370,000	369,343
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	1,625,000	1,471,458

6
George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Financials cont.
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	$328,000	$324,244
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	860,401
Aircastle, Ltd./Aircastle Ireland DAC 144A sr. unsec. notes 5.25%, 3/15/30	540,000	536,998
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	649,000	728,386
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	325,000	336,383
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	1,555,000	1,538,955
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	490,000	486,742
Athene Global Funding 144A notes 5.526%, 7/11/31	968,000	970,917
Athene Global Funding 144A notes 5.322%, 11/13/31	763,000	754,003
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	309,000	310,155
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	411,000	416,021
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	920,000	783,906
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	203,480
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	1,055,000	1,058,527
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	600,000	691,868
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	3,800,000	3,609,709
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,200,645
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	314,379
Bank of America Corp. sr. unsec. bonds 5.511%, 1/24/36	245,000	246,452
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35	363,000	363,997
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	655,000	627,028
Bank of America Corp. sr. unsec. notes 5.162%, 1/24/31	245,000	245,813
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	3,283,000	2,919,234
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.38%, 9/15/26	275,000	276,239
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	500,000	518,569
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	1,290,000	1,257,785
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)	1,255,000	1,258,663
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,000	3,128
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	724,000	625,323
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	578,000	554,051
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	695,000	588,978
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	482,000	410,097
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,059,076
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	700,000	711,276
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	383,000	423,976
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	1,146,000	1,122,218
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	225,930
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	865,000	889,806
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	945,000	927,701
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,713
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	1,755,000	1,764,275
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	271,000	276,285
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,380,000	1,198,796
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	3,039,000	3,005,635
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	591,000	578,454
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	1,393,000	1,441,999
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	241,067
CNO Global Funding 144A notes 4.95%, 9/9/29	120,000	119,212
CNO Global Funding 144A notes 2.65%, 1/6/29	150,000	136,956
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	1,085,000	1,095,187
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	458,515
Cooperatieve Rabobank UA 144A sr. unsec. FRN 1.98%, 12/15/27 (Netherlands)	285,000	270,865
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	765,000	730,018
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	324,085
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	1,035,000	987,164
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,530,000	1,347,056
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	255,000	250,516
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	740,000	756,102
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,219,391
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	513,000	314,690

George Putnam Balanced Fund
7

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Financials cont.
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	$90,000	$89,051
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	795,000	827,368
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,259,000	1,293,930
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	1,120,000	1,130,471
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	715,000	728,481
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	404,000	397,542
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	453,000	389,186
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	690,000	730,509
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	185,000	178,284
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	786,587
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	1,015,000	1,034,303
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	432,000	343,876
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	522,000	513,146
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,510,000	1,340,614
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	720,000	720,332
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	564,000	581,232
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	1,113,000
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.785%, 5/15/47	595,000	562,348
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	195,000	190,517
JPMorgan Chase & Co. sr. unsec. notes 5.14%, 1/24/31	1,249,000	1,254,262
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.502%, 1/24/36	491,000	494,103
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	2,088,000	2,049,137
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,532,000	1,561,640
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	100,197
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	735,000	518,048
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	313,808
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	529,000	558,098
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	528,000	519,819
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	677,000	702,214
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,399,750
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,305,000	844,854
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,264,000	2,478,817
Morgan Stanley sr. unsec. notes 5.23%, 1/15/31	490,000	492,395
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	1,030,000	1,036,194
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	744,000	749,554
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,387,461
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	167,000	169,025
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	790,000	798,633
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,557,000	2,415,931
Prologis LP sr. unsec. unsub. bonds 5.00%, 3/15/34 R	507,000	496,761
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	419,000	368,354
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	194,000	184,173
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,950,000	1,974,667
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	321,850
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	573,000	625,511
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	234,000	259,612
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	734,000	723,921
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	575,000	561,606
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	937,000	946,652
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	429,449
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	1,090,000	1,323,794
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	320,000	317,095
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,627,000	1,325,535
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R	752,000	755,696
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	760,000	754,945
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R	730,000	690,944
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	285,000	277,105
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28 R	945,000	927,014
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	610,000	599,712
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	1,095,000	1,190,063

8
George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Financials cont.
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	$600,000	$532,154
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	535,000	383,984
		101,457,245
Health care (0.9%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	301,000	298,750
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	1,055,000	1,058,684
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	636,000	537,238
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	677,000	653,638
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	320,000	309,467
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	650,000	658,528
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	547,000	491,567
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	940,000	778,436
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	285,000	288,580
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	398,000	349,810
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	373,183	390,068
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	438,418	407,630
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	600,000	545,005
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	399,000	360,546
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27	675,000	690,859
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	143,410
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	571,000	551,470
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	433,000	429,343
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	458,000	460,342
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	247,000	220,082
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	475,000	475,000
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	1,025,000	1,048,540
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	238,000	243,443
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	557,000	566,959
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	536,000	534,602
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	629,000	589,372
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	1,355,000	1,317,601
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	743,000	726,107
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	666,000	665,828
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	165,000	146,529
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	1,335,000	1,206,997
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	531,539
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	304,000	318,336
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	557,000	482,357
		18,476,663
Technology (1.0%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	811,000	810,137
AppLovin Corp. sr. unsec. sub. bonds 5.95%, 12/1/54	66,000	64,844
AppLovin Corp. sr. unsec. sub. notes 5.50%, 12/1/34	346,000	344,680
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29	500,000	499,656
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	230,000	231,286
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	384,000	387,773
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,003,000	959,778
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,469,000	2,334,798
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	606,000	486,310
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	703,000	681,260
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	986,000	982,823
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	822,000	810,992
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	545,000	500,134
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	141,000	132,123
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	601,000	580,324
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	301,000	293,763
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	601,000	594,146
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	517,000	510,028
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	723,000	746,469
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	808,000	827,723
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	386,000	387,918

George Putnam Balanced Fund
9

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Technology cont.
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	$2,686,000	$2,607,857
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	180,000	174,973
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	339,000	339,723
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	180,000	175,784
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,432,000	1,312,882
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,568,000	1,213,348
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	1,385,000	1,338,673
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	533,000	470,752
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	1,362,000	1,135,812
		21,936,769
Transportation (0.3%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	1,190,000	1,168,265
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	580,285
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	2,165,000	2,141,226
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	885,000	888,423
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	1,380,000	1,395,857
		6,174,056
Utilities and power (1.8%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	937,000	784,824
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	640,000	677,918
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	296,000	299,368
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	517,116
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	345,000	293,632
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	502,000	508,051
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	520,000	519,268
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	547,000	568,618
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	228,000	190,835
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	1,060,000	1,112,830
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	436,000	453,551
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	439,000	421,578
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,460,000	1,489,204
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	745,000	748,116
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	466,000	395,432
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	767,000	743,587
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	1,071,000	1,067,888
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	125,000	124,851
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	139,000	133,417
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	439,000	518,735
Electricite De France SA 144A sr. unsec. notes 5.75%, 1/13/35 (France)	840,000	836,848
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	1,079,000	995,257
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	412,702
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	920,000	1,025,315
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,076,000	2,048,852
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	410,000	412,298
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	123,000	127,264
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	465,000	471,879
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	981,000	955,675
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	237,000	237,247
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,655,000	1,667,624
FirstEnergy Transmission, LLC sr. unsec. notes 4.55%, 1/15/30	225,000	220,216
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	713,000	710,087
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	824,000	806,626
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	729,000	691,999
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	178,000	162,699
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	452,000	513,625
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.90%, 3/15/55	625,000	622,986
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.30%, 3/15/32	2,005,000	2,002,939
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	1,160,000	1,170,874
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	900,000	837,781
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	620,000	605,027
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	783,000	694,676

10
George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Utilities and power cont.
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	$445,000	$460,276
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	235,000	217,331
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	550,000	569,415
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	480,000	481,573
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	506,000	416,961
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	275,000	274,171
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	1,050,000	993,057
PacifiCorp sr. bonds 2.70%, 9/15/30	588,000	517,358
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	510,000	485,075
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	564,000	561,694
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	780,000	794,613
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	105,000	107,205
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	525,000	505,270
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	770,000	749,930
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	896,000	905,592
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	442,000	423,811
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	920,000	896,448
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	641,000	688,518
		39,847,613
Total corporate bonds and notes (cost $306,944,063)		$297,115,116
U.S. TREASURY OBLIGATIONS (13.1%)*	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$9,240,000	$7,517,065
3.375%, 11/15/48	16,430,000	12,883,751
3.00%, 2/15/49	16,930,000	12,358,900
3.00%, 2/15/47	13,650,000	10,158,853
2.875%, 5/15/52	5,190,000	3,630,567
2.75%, 8/15/42 #	19,000,000	14,332,383
2.00%, 8/15/51	6,380,000	3,652,052
2.00%, 11/15/41	4,320,000	2,918,953
1.875%, 2/15/51	11,930,000	6,650,043
U.S. Treasury Notes
4.25%, 6/30/29	38,230,000	38,118,745
4.00%, 2/15/34	15,250,000	14,656,382
3.875%, 8/15/33	9,680,000	9,248,938
3.375%, 5/15/33	4,990,000	4,603,665
2.75%, 8/15/32	26,490,000	23,604,556
2.375%, 3/31/29	38,880,000	36,030,066
2.25%, 11/15/27	7,140,000	6,772,402
2.25%, 11/15/25 [i]	110,000	108,825
1.875%, 2/28/27	1,250,000	1,192,578
1.625%, 5/15/31	4,220,000	3,579,170
1.625%, 5/15/31 [i]	135,000	114,971
1.625%, 5/15/26	90,000	87,114
1.375%, 12/31/28	10,680,000	9,564,858
1.25%, 9/30/28	27,750,000	24,919,717
0.625%, 8/15/30	2,160,000	1,765,167
0.625%, 7/31/26	16,100,000	15,276,762
0.50%, 4/30/27	20,900,000	19,262,289
0.375%, 12/31/25 [i]	157,000	151,675
Total U.S. treasury obligations (cost $300,663,268)		$283,160,447
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.4%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 4/20/54	$3,942,359	$3,932,353
5.00%, TBA, 2/1/55	8,000,000	7,775,000
5.00%, with due dates from 2/20/49 to 10/20/49	1,089,787	1,081,411
4.50%, with due dates from 3/20/49 to 10/20/49	311,096	294,861

George Putnam Balanced Fund
11

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.4%)* cont.	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations cont.
Government National Mortgage Association Pass-Through Certificates
4.00%, 4/15/43	$1,485,230	$1,406,067
3.50%, TBA, 2/1/55	6,000,000	5,369,531
3.50%, with due dates from 11/15/47 to 5/20/52	4,860,015	4,341,691
3.00%, with due dates from 7/20/46 to 11/20/46	18,718,277	16,535,558
2.50%, with due dates from 9/20/52 to 2/20/53	10,433,514	8,739,669
		49,476,141
U.S. Government Agency Mortgage Obligations (5.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, with due dates from 3/1/35 to 9/1/53	365,615	370,824
5.50%, with due dates from 9/1/52 to 11/1/53	1,749,898	1,741,285
4.50%, with due dates from 8/1/52 to 2/1/53	1,230,247	1,160,334
4.00%, with due dates from 7/1/42 to 5/1/52	2,831,447	2,626,769
3.50%, with due dates from 12/1/42 to 8/1/52	2,640,354	2,358,448
3.00%, with due dates from 3/1/43 to 10/1/51	1,109,766	959,610
2.50%, 1/1/52	5,542,578	4,585,391
2.00%, with due dates from 3/1/51 to 1/1/52	2,358,422	1,843,317
Federal National Mortgage Association Pass-Through Certificates
6.00%, 10/1/53	4,511,580	4,582,683
5.50%, with due dates from 7/1/33 to 11/1/53	3,272,646	3,267,278
5.00%, with due dates from 8/1/33 to 10/1/52	952,010	928,168
4.50%, with due dates from 5/1/48 to 5/1/53	4,697,298	4,447,562
4.00%, with due dates from 9/1/45 to 5/1/53	2,324,301	2,136,332
3.50%, 5/1/56	731,650	646,826
3.50%, with due dates from 5/1/43 to 6/1/52	5,630,778	5,042,117
3.00%, with due dates from 2/1/43 to 4/1/52	20,540,861	17,763,674
3.00%, 12/1/30	419,060	409,180
2.50%, with due dates from 9/1/50 to 4/1/52	23,870,722	19,639,096
2.50%, 2/1/36	1,427,027	1,304,266
2.00%, with due dates from 9/1/50 to 4/1/52	15,805,711	12,426,763
2.00%, with due dates from 10/1/27 to 8/1/28	1,222,097	1,177,692
Uniform Mortgage-Backed Securities
5.00%, TBA, 2/1/55	3,000,000	2,897,236
4.50%, TBA, 2/1/55	8,000,000	7,529,375
2.50%, TBA, 2/1/55	7,000,000	5,705,922
2.00%, TBA, 2/1/55	6,000,000	4,671,563
		110,221,711
Total U.S. government and agency mortgage obligations (cost $167,698,552)		$159,697,852
MORTGAGE-BACKED SECURITIES (0.2%)*	Principal amount	Value
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class C, 4.78%, 5/10/47 W	$368,060	$342,066
COMM Mortgage Trust FRB Ser. 12-LC4, Class C, 5.375%, 12/10/44 W	241,000	216,452
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	1,066,000	942,907
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.215%, 8/25/28	112,709	117,229
REMICs Ser. 01-79, Class BI, IO, 0.247%, 3/25/45 W	163,754	857
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 4.964%, 5/15/45 W	337,680	330,408
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.336%, 3/15/45 W	400,142	396,059
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	2,032,334	152
Wells Fargo Commercial Mortgage Trust Ser. 17-C40, Class A4, 3.581%, 10/15/50	1,112,000	1,072,637
Total mortgage-backed securities (cost $4,360,637)		$3,418,767
MUNICIPAL BONDS AND NOTES (—%)*	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$244,956
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	387,063
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	259,921
Total municipal bonds and notes (cost $840,909)		$891,940

12
George Putnam Balanced Fund

SHORT-TERM INVESTMENTS (4.6%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 4.56% [d]	6,190,660	$6,190,660
Putnam Short Term Investment Fund Class P 4.54% L	92,290,020	92,290,020
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% P	558,000	558,000
Total short-term investments (cost $99,038,680)		$99,038,680
TOTAL INVESTMENTS
Total investments (cost $1,638,981,617)	$2,195,774,920
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,161,104,790.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $744,029 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

George Putnam Balanced Fund
13

	FORWARD CURRENCY CONTRACTS at 1/31/25 (aggregate face value $66,380,492) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	3/19/25	$3,018,728	$3,089,533	$70,805
		Canadian Dollar	Sell	4/16/25	409,792	413,282	3,490
	Barclays Bank PLC
		British Pound	Sell	3/19/25	1,438,204	1,463,906	25,702
		Canadian Dollar	Sell	4/16/25	1,879,922	1,896,271	16,349
		Euro	Sell	3/19/25	4,012,482	4,066,298	53,816
		Hong Kong Dollar	Buy	2/19/25	200,571	200,734	(163)
	Citibank, N.A.
		Canadian Dollar	Sell	4/16/25	2,230,009	2,248,334	18,325
		Euro	Sell	3/19/25	271,518	272,314	796
	Goldman Sachs International
		Canadian Dollar	Sell	4/16/25	2,829,063	2,853,529	24,466
		Euro	Sell	3/19/25	476,404	482,750	6,346
		Hong Kong Dollar	Sell	2/19/25	406,317	407,848	1,531
	HSBC Bank PLC
		British Pound	Sell	3/19/25	74,879	75,515	636
		Canadian Dollar	Sell	4/16/25	100,429	101,663	1,234
		Danish Krone	Sell	3/19/25	1,648,007	1,670,759	22,752
		Hong Kong Dollar	Sell	2/19/25	5,314,694	5,317,388	2,694
	HSBC Bank USA, National Association
		British Pound	Buy	3/19/25	74,879	75,515	(636)
		British Pound	Sell	3/19/25	74,879	76,586	1,707
		Canadian Dollar	Buy	4/16/25	100,429	101,663	(1,234)
		Canadian Dollar	Sell	4/16/25	100,429	101,296	867
		Danish Krone	Buy	3/19/25	1,648,007	1,670,759	(22,752)
		Danish Krone	Sell	3/19/25	1,648,007	1,685,877	37,870
		Hong Kong Dollar	Buy	2/19/25	5,314,694	5,317,388	(2,694)
		Hong Kong Dollar	Sell	2/19/25	5,314,694	5,333,701	19,007
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/19/25	1,487,793	1,521,472	33,679
		Canadian Dollar	Sell	4/16/25	829,386	836,216	6,830
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Sell	4/16/25	928,641	936,778	8,137
		Euro	Sell	3/19/25	1,323,808	1,359,047	35,239
		Swedish Krona	Sell	3/19/25	4,506,371	4,614,442	108,071
	NatWest Markets PLC
		Euro	Buy	3/19/25	271,518	272,304	(786)
		Euro	Sell	3/19/25	271,518	276,116	4,598
	State Street Bank and Trust Co.
		British Pound	Sell	3/19/25	4,019,682	4,107,068	87,386
		Euro	Sell	3/19/25	385,760	391,123	5,363
		Hong Kong Dollar	Sell	2/19/25	2,252,211	2,260,404	8,193
	Toronto-Dominion Bank
		British Pound	Sell	3/19/25	2,527,178	2,584,080	56,902
		Canadian Dollar	Sell	4/16/25	164,414	165,843	1,429
	UBS AG
		British Pound	Sell	3/19/25	337,205	344,768	7,563
		Canadian Dollar	Sell	4/16/25	3,062,569	3,087,726	25,157
		Euro	Sell	3/19/25	2,489,506	2,523,207	33,701
	WestPac Banking Corp.
		British Pound	Sell	3/19/25	2,128,855	2,176,989	48,134
	Unrealized appreciation						778,775
	Unrealized (depreciation)						(28,265)
	Total						$750,510
*	The exchange currency for all contracts listed is the United States Dollar.

14
George Putnam Balanced Fund

FUTURES CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	18	$5,436,477	$5,460,525	Mar-25	$(10,013)
Unrealized appreciation					—
Unrealized (depreciation)					(10,013)
Total					$(10,013)
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$45,917,111	$2,876,989	$—
Capital goods	55,581,123	—	—
Communication services	20,306,129	—	—
Consumer cyclicals	244,695,392	—	—
Consumer staples	55,326,458	—	—
Energy	34,505,209	9,749,206	—
Financials	144,583,256	19,758,770	—
Health care	151,056,329	—	—
Technology	504,857,244	—	—
Transportation	28,510,843	—	—
Utilities and power	34,728,059	—	—
Total common stocks	1,320,067,153	32,384,965	—
Corporate bonds and notes	—	297,115,116	—
Mortgage-backed securities	—	3,418,767	—
Municipal bonds and notes	—	891,940	—
U.S. government and agency mortgage obligations	—	159,697,852	—
U.S. treasury obligations	—	283,160,447	—
Short-term investments	558,000	98,480,680	—
Totals by level	$1,320,625,153	$875,149,767	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$750,510	$—
	Futures contracts	(10,013)	—	—
	Totals by level	$(10,013)	$750,510	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

George Putnam Balanced Fund
15

Financial statements

Statement of assets and liabilities

1/31/25 (Unaudited)

ASSETS
Investment in securities, at value, including $5,900,459 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,540,500,937)	$2,097,294,240
Affiliated issuers (identified cost $98,480,680) (Note 5)	98,480,680
Dividends, interest and other receivables	8,141,919
Receivable for shares of the fund sold	1,654,880
Receivable for investments sold	3,978,449
Unrealized appreciation on forward currency contracts (Note 1)	778,775
Prepaid assets	93,880
Total assets	2,210,422,823

LIABILITIES
Payable for investments purchased	4,136,623
Payable for purchases of TBA securities (Note 1)	33,665,200
Payable for shares of the fund repurchased	1,944,988
Payable for compensation of Manager (Note 2)	919,288
Payable for custodian fees (Note 2)	38,664
Payable for investor servicing fees (Note 2)	386,828
Payable for Trustee compensation and expenses (Note 2)	354,371
Payable for administrative services (Note 2)	3,544
Payable for distribution fees (Note 2)	453,715
Payable for variation margin on futures contracts (Note 1)	12,333
Unrealized depreciation on forward currency contracts (Note 1)	28,265
Collateral on securities loaned, at value (Note 1)	6,190,660
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	933,471
Other accrued expenses	250,083
Total liabilities	49,318,033
Net assets	$2,161,104,790

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,586,299,960
Total distributable earnings (Note 1)	574,804,830
Total — Representing net assets applicable to capital shares outstanding	$2,161,104,790

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($1,463,145,935 divided by 56,068,433 shares)	$26.10
Offering price per class A share (100/94.25 of $26.10)*	$27.69
Net asset value and offering price per class C share ($125,129,302 divided by 4,862,743 shares)**	$25.73
Net asset value and redemption price per class M share ($62,150,894 divided by 2,430,497 shares)	$25.57
Offering price per class M share (100/96.50 of $25.57)*	$26.50
Net asset value, offering price and redemption price per class R share ($1,586,614 divided by 61,099 shares)	$25.97
Net asset value, offering price and redemption price per class R5 share ($13,064 divided by 492 shares)†	$26.53
Net asset value, offering price and redemption price per class R6 share ($88,038,042 divided by 3,353,647 shares)	$26.25
Net asset value, offering price and redemption price per class Y share ($421,040,939 divided by 16,044,040 shares)	$26.24
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

16	George Putnam Balanced Fund

Statement of operations

Six months ended 1/31/25 (Unaudited)

Investment income
Interest	$14,735,866
Dividends (net of foreign tax of $21,667) (including dividend income of $2,393,844 from investments in affiliated issuers) (Note 5)	10,611,284
Securities lending (net of expenses) (Notes 1 and 5)	10,214
Total investment income	25,357,364

EXPENSES
Compensation of Manager (Note 2)	5,358,180
Investor servicing fees (Note 2)	1,168,797
Custodian fees (Note 2)	25,393
Trustee compensation and expenses (Note 2)	36,614
Distribution fees (Note 2)	2,670,878
Administrative services (Note 2)	22,384
Other	273,990
Total expenses	9,556,236
Expense reduction (Note 2)	(19,673)
Net expenses	9,536,563
Net investment income	15,820,801

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	51,286,281
Foreign currency transactions (Note 1)	(378)
Forward currency contracts (Note 1)	1,578,076
Futures contracts (Note 1)	1,639,585
Written options (Note 1)	(4,356,925)
Total net realized gain	50,146,639
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	56,377,069
Assets and liabilities in foreign currencies	(176)
Forward currency contracts	598,443
Futures contracts	320,938
Written options	1,800,644
Total change in net unrealized appreciation	59,096,918
Net gain on investments	109,243,557
Net increase in net assets resulting from operations	$125,064,358

The accompanying notes are an integral part of these financial statements.

George Putnam Balanced Fund	17

Statement of changes in net assets

	Six months ended 1/31/25*	Year ended 7/31/24
Increase in net assets
Operations
Net investment income	$15,820,801	$26,657,515
Net realized gain on investments and foreign currency transactions	50,146,639	66,326,098
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	59,096,918	212,268,429
Net increase in net assets resulting from operations	125,064,358	305,252,042
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(17,776,869)	(16,507,264)
Class B	(1,043)	(11,543)
Class C	(1,072,861)	(611,063)
Class M	(622,931)	(445,352)
Class R	(17,294)	(13,044)
Class R5	(174)	(171)
Class R6	(1,306,937)	(1,445,391)
Class Y	(5,067,867)	(4,271,041)
Net realized short-term gain on investments
Class A	(6,282,354)	—
Class C	(538,106)	—
Class M	(273,204)	—
Class R	(6,998)	—
Class R5	(57)	—
Class R6	(411,394)	—
Class Y	(1,645,464)	—
Net realized long-term gain on investments
Class A	(32,231,207)	—
Class C	(2,760,719)	—
Class M	(1,401,655)	—
Class R	(35,903)	—
Class R5	(290)	—
Class R6	(2,110,632)	—
Class Y	(8,441,946)	—
Increase (decrease) from capital share transactions (Note 4)	88,956,605	(11,173,219)
Total increase in net assets	132,015,058	270,773,954
Net assets
Beginning of period	2,029,089,732	1,758,315,778
End of period	$2,161,104,790	$2,029,089,732
*Unaudited.

The accompanying notes are an integral part of these financial statements.

18	George Putnam Balanced Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
January 31, 2025**	$25.56	.20	1.38	1.58	(.33)	(.71)	(1.04)	$26.10	6.16*	$1,463,146	.45*	.75*	44*
July 31, 2024	21.95	.34	3.57	3.91	(.30)	—	(.30)	25.56	17.96	1,405,540.93		1.47	80
July 31, 2023	21.02	.25	1.29	1.54	(.21)	(.40)	(.61)	21.95	7.66	1,243,009.96		1.22	47
July 31, 2022	24.62	.17	(1.93)	(1.76)	(.20)	(1.64)	(1.84)	21.02	(7.87)	1,225,429.94		.73	66
July 31, 2021	21.68	.16	4.19	4.35	(.16)	(1.25)	(1.41)	24.62	20.84	1,383,459.94		.68	93
July 31, 2020	20.63	.25	2.13	2.38	(.52)	(.81)	(1.33)	21.68	12.04	1,147,249.97		1.23	97
Class C
January 31, 2025**	$25.21	.10	1.36	1.46	(.23)	(.71)	(.94)	$25.73	5.77*	$125,129	.83*	.37*	44*
July 31, 2024	21.66	.16	3.52	3.68	(.13)	—	(.13)	25.21	17.05	118,722	1.68	.72	80
July 31, 2023	20.75	.09	1.28	1.37	(.06)	(.40)	(.46)	21.66	6.84	105,791	1.71	.47	47
July 31, 2022	24.35	(.01)	(1.89)	(1.90)	(.06)	(1.64)	(1.70)	20.75	(8.57)	115,907	1.69	(.02)	66
July 31, 2021	21.48	(.02)	4.15	4.13	(.01)	(1.25)	(1.26)	24.35	19.90	128,300	1.69	(.07)	93
July 31, 2020	20.46	.09	2.12	2.21	(.38)	(.81)	(1.19)	21.48	11.20	86,199	1.72	.47	97
Class M
January 31, 2025**	$25.06	.13	1.35	1.48	(.26)	(.71)	(.97)	$25.57	5.90*	$62,151	.71*	.50*	44*
July 31, 2024	21.54	.22	3.49	3.71	(.19)	—	(.19)	25.06	17.32	59,816	1.43	.97	80
July 31, 2023	20.63	.14	1.29	1.43	(.12)	(.40)	(.52)	21.54	7.18	51,525	1.46	.72	47
July 31, 2022	24.20	.05	(1.89)	(1.84)	(.09)	(1.64)	(1.73)	20.63	(8.36)	50,466	1.44	.22	66
July 31, 2021	21.34	.04	4.12	4.16	(.05)	(1.25)	(1.30)	24.20	20.20	59,887	1.44	.19	93
July 31, 2020	20.32	.15	2.09	2.24	(.41)	(.81)	(1.22)	21.34	11.46	54,871	1.47	.75	97
Class R
January 31, 2025**	$25.44	.16	1.38	1.54	(.30)	(.71)	(1.01)	$25.97	6.02*	$1,587	.58*	.62*	44*
July 31, 2024	21.85	.28	3.55	3.83	(.24)	—	(.24)	25.44	17.64	1,320	1.18	1.22	80
July 31, 2023	20.92	.20	1.29	1.49	(.16)	(.40)	(.56)	21.85	7.40	1,212	1.21	.96	47
July 31, 2022	24.51	.11	(1.92)	(1.81)	(.14)	(1.64)	(1.78)	20.92	(8.10)	1,795	1.19	.47	66
July 31, 2021	21.60	.10	4.16	4.26	(.10)	(1.25)	(1.35)	24.51	20.50	2,001	1.19	.43	93
July 31, 2020	20.56	.20	2.12	2.32	(.47)	(.81)	(1.28)	21.60	11.76	1,113	1.22	.98	97
Class R5
January 31, 2025**	$25.96	.23	1.40	1.63	(.35)	(.71)	(1.06)	$26.53	6.29*	$13	.35*	.86*	44*
July 31, 2024	22.29	.40	3.62	4.02	(.35)	—	(.35)	25.96	18.22	13.71		1.69	80
July 31, 2023	21.31	.27	1.36	1.63	(.25)	(.40)	(.65)	22.29	8.01	11.72		1.26	47
July 31, 2022	24.94	.20	(1.93)	(1.73)	(.26)	(1.64)	(1.90)	21.31	(7.68)	20.71		.86	66
July 31, 2021	21.89	.21	4.24	4.45	(.15)	(1.25)	(1.40)	24.94	21.11	21.71		.92	93
July 31, 2020	20.82	.29	2.17	2.46	(.58)	(.81)	(1.39)	21.89	12.33	223.72		1.41	97

The accompanying notes are an integral part of these financial statements.

George Putnam Balanced Fund
19

Financial highlightscont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class R6
January 31, 2025**	$25.70	.24	1.39	1.63	(.37)	(.71)	(1.08)	$26.25	6.33*	$88,038	.30*	.91*	44*
July 31, 2024	22.07	.42	3.58	4.00	(.37)	—	(.37)	25.70	18.33	92,369.61		1.79	80
July 31, 2023	21.13	.32	1.30	1.62	(.28)	(.40)	(.68)	22.07	8.03	93,044.62		1.56	47
July 31, 2022	24.75	.24	(1.94)	(1.70)	(.28)	(1.64)	(1.92)	21.13	(7.60)	65,091.61		1.05	66
July 31, 2021	21.79	.23	4.21	4.44	(.23)	(1.25)	(1.48)	24.75	21.22	69,239.61		1.01	93
July 31, 2020	20.73	.32	2.15	2.47	(.60)	(.81)	(1.41)	21.79	12.42	46,529.62		1.56	97
Class Y
January 31, 2025**	$25.69	.23	1.39	1.62	(.36)	(.71)	(1.07)	$26.24	6.30*	$421,041	.33*	.88*	44*
July 31, 2024	22.07	.40	3.58	3.98	(.36)	—	(.36)	25.69	18.20	349,881.68		1.71	80
July 31, 2023	21.12	.30	1.31	1.61	(.26)	(.40)	(.66)	22.07	7.98	259,985.71		1.47	47
July 31, 2022	24.74	.22	(1.94)	(1.72)	(.26)	(1.64)	(1.90)	21.12	(7.68)	256,633.69		.97	66
July 31, 2021	21.78	.21	4.21	4.42	(.21)	(1.25)	(1.46)	24.74	21.13	285,962.69		.93	93
July 31, 2020	20.72	.30	2.15	2.45	(.58)	(.81)	(1.39)	21.78	12.32	192,044.72		1.45	97
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sales transactions.

The accompanying notes are an integral part of these financial statements.

20
George Putnam Balanced Fund

Notes to financial statements 1/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2024 through January 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

George Putnam Balanced Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund invests mainly in a combination of bonds and common stocks (growth or value stocks or both) of large U.S. companies, with a greater focus on common stocks. For example, Putnam Management may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Putnam Management may also consider other factors that Putnam Management believes will cause the stock price to rise. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class M †	Up to 3.50%	None	None
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” , and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of

George Putnam Balanced Fund
21

valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for gaining exposure to securities and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the

22
George Putnam Balanced Fund

time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $6,190,660 and the value of securities loaned amounted to $5,900,459.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned

George Putnam Balanced Fund
23

or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,652,106,261, resulting in gross unrealized appreciation and depreciation of $597,602,832 and $53,193,676, respectively, or net unrealized appreciation of $544,409,156.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion and
0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.255% of the fund’s average net assets.

Putnam Management has contractually agreed, through November 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has retained Franklin Advisers as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Franklin Advisers makes investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Putnam Management pays a monthly fee to Franklin Advisers equal to 35% of the net investment advisory fee payable by the fund to Putnam Management. For the purposes of this calculation, the net investment advisory fee is defined to equal: (i) 96% of an amount equal to the total investment management fees payable to Putnam Management minus any fund fees and/or expenses waived or reimbursed by Putnam Management, minus (ii) any fees payable by Putnam Management to the fund’s sub-administrator for administrative services. With respect to the other services, Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$823,020
Class B	139
Class C	69,595
Class M	34,981
Class R	865
Class R5	10
Class R6	23,561
Class Y	216,626
Total	$1,168,797

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $19,673 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,433, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a

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George Putnam Balanced Fund

Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum%	Approved%	Amount
Class A	0.35%	0.25%	$1,818,721
Class B	1.00%	1.00%	1,213
Class C	1.00%	1.00%	615,197
Class M	1.00%	0.75%	231,919
Class R	1.00%	0.50%	3,828
Total			$2,670,878

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $136,786 and no monies from the sale of class A and class M shares, respectively, and received no monies and $2,440 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors acting as underwriter, received $265 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$731,465,224	$747,857,455
U.S. government securities (Long-term)	179,354,575	141,523,228
Total	$910,819,799	$889,380,683

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	2,324,839	$60,514,137	4,119,285	$95,834,170
Shares issued in connection with reinvestment of distributions	2,071,895	54,055,187	681,951	15,673,608
	4,396,734	114,569,324	4,801,236	111,507,778
Shares repurchased	(3,328,519)	(86,741,435)	(6,428,335)	(147,742,123)
Net increase (decrease)	1,068,215	$27,827,889	(1,627,099)	$(36,234,345)
	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,019	$44,460
Shares issued in connection with reinvestment of distributions	41	1,043	502	11,219
	41	1,043	2,521	55,679
Shares repurchased	(56,791)	(1,424,217)	(118,857)	(2,688,021)
Net decrease	(56,750)	$(1,423,174)	(116,336)	$(2,632,342)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	479,957	$12,370,837	789,310	$18,202,307
Shares issued in connection with reinvestment of distributions	169,379	4,365,900	26,692	610,037
	649,336	16,736,737	816,002	18,812,344
Shares repurchased	(495,164)	(12,741,497)	(990,649)	(22,368,885)
Net increase (decrease)	154,172	$3,995,240	(174,647)	$(3,556,541)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class M	Shares	Amount	Shares	Amount
Shares sold	118,640	$3,048,973	248,686	$5,627,169
Shares issued in connection with reinvestment of distributions	89,755	2,297,790	19,672	445,352
	208,395	5,346,763	268,358	6,072,521
Shares repurchased	(164,573)	(4,209,565)	(274,052)	(6,035,371)
Net increase (decrease)	43,822	$1,137,198	(5,694)	$37,150

George Putnam Balanced Fund
25

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	15,246	$397,583	13,896	$323,003
Shares issued in connection with reinvestment of distributions	2,307	59,956	568	12,988
	17,553	457,539	14,464	335,991
Shares repurchased	(8,352)	(218,097)	(18,045)	(422,073)
Net increase (decrease)	9,201	$239,442	(3,581)	$(86,082)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	3	80
	—	—	3	80
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	3	$80
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	323,308	$8,485,853	704,409	$16,451,144
Shares issued in connection with reinvestment of distributions	146,017	3,828,963	62,778	1,444,944
	469,325	12,314,816	767,187	17,896,088
Shares repurchased	(709,588)	(18,549,799)	(1,388,316)	(32,229,385)
Net decrease	(240,263)	$(6,234,983)	(621,129)	$(14,333,297)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,115,455	$81,461,829	4,903,800	$116,653,500
Shares issued in connection with reinvestment of distributions	576,062	15,107,163	184,086	4,259,667
	3,691,517	96,568,992	5,087,886	120,913,167
Shares repurchased	(1,265,070)	(33,153,999)	(3,251,312)	(75,281,009)
Net increase	2,426,447	$63,414,993	1,836,574	$45,632,158

* Effective September 5, 2024, the fund terminated its class B shares.

At the close of the reporting period, Putnam Investment Holdings, LLC owned 492 class R5 shares of the fund (100% of class R5 shares outstanding), valued at $13,064.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
Short-term investments
Putnam Cash Collateral Pool, LLC*	$2,123,555	$122,874,326	$118,807,221	$252,429	$6,190,660
Putnam Short Term Investment Fund Class P ‡	83,463,167	194,648,702	185,821,849	2,393,844	92,290,020
Total Short-term investments	$85,586,722	$317,523,028	$304,629,070	$2,646,273	$98,480,680
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

26
George Putnam Balanced Fund

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$43,000
Written equity option contracts (contract amount)	$43,000
Futures contracts (number of contracts)	90
Forward currency contracts (contract amount)	$62,500,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Investments, Receivables	$778,775	Payables	$28,265
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	—	Payables, Net assets — Unrealized depreciation	10,013 *
Total		$778,775		$38,278
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$1,578,076	$1,578,076
Equity contracts	1,598,954	1,639,585	—	$3,238,539
Total	$1,598,954	$1,639,585	$1,578,076	$4,816,615
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$598,443	$598,443
Equity contracts	(913,874)	320,938	—	$(592,936)
Total	$(913,874)	$320,938	$598,443	$5,507

George Putnam Balanced Fund
27

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Goldman Sachs International	HSBC Bank PLC	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Futures contracts §	$—	$—	$—	$—	$—	$—	$—	$—	$—
Forward currency contracts #	74,295	95,867	—	19,121	—	32,343	27,316	59,451	40,509
Total Assets	$74,295	$95,867	$—	$19,121	$—	$32,343	$27,316	$59,451	$40,509
Liabilities:
Futures contracts §	—	—	12,333	—	—	—	—	—	—
Forward currency contracts #	—	163	—	—	—	—	—	27,316	—
Total Liabilities	$—	$163	$12,333	$—	$—	$—	$—	$27,316	$—
Total Financial and Derivative Net Assets	$74,295	$95,704	$(12,333)	$19,121	$—	$32,343	$27,316	$32,135	$40,509
Total collateral received (pledged) †##	$74,295	$60,000	$—	$—	$—	$—	$27,316	$—	$40,509
Net amount	$—	$35,704	$(12,333)		$—	$32,343	$—	$32,135	$—
Controlled collateral received (including TBA commitments)**	$114,971	$60,000	$—	$—	$102,000	$—	$108,825	$—	$110,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—

	JPMorgan Securities LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Futures contracts §	$—	$—	$—	$—	$—	$—	$—	$—
Forward currency contracts #	—	151,447	4,598	100,942	58,331	66,421	48,134	778,775
Total Assets	$—	$151,447	$4,598	$100,942	$58,331	$66,421	$48,134	$778,775
Liabilities:
Futures contracts §	—	—	—	—	—	—	—	12,333
Forward currency contracts #	—	—	786	—	—	—	—	28,265
Total Liabilities	$—	$—	$786	$—	$—	$—	$—	$40,598
Total Financial and Derivative Net Assets	$—	$151,447	$3,812	$100,942	$58,331	$66,421	$48,134	$738,177
Total collateral received (pledged) †##	$—	$40,000	$—	$100,942	$58,331	$—	$—
Net amount	$—	$111,447	$3,812	$—	$—	$66,421	$48,134
Controlled collateral received (including TBA commitments)**	$136,000	$40,000	$—	$151,675	$110,000	$—	$—	$933,471
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $744,029.

28
George Putnam Balanced Fund

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280)   — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

George Putnam Balanced Fund
29

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

30
George Putnam Balanced Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Putnam Investment Management, LLC (“Putnam Management”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Putnam Management and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Putnam Management and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity. The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Putnam Management (each, a “Current Management Contract”); and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Putnam Management and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Putnam Management and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

In addition, the Trustees considered that, in connection with their review of your fund’s Current Management Contract and the PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract in connection with their consideration of the New FTIML Sub-Advisory Agreement.

The Trustees also considered information received as part of the review process ending in June 2024 in connection with their consideration of a new Sub-Advisory Agreement for your fund (the “Franklin Advisers Sub-Advisory Agreement”) between Putnam Management and Franklin Advisers, Inc., an affiliate of Putnam Management and FTIML, including updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also considered other information received in connection with their review of the Franklin Advisers Sub-Advisory Agreement, including certain performance information for Franklin Templeton’s fixed income and investment solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which included the financial results of FTIML.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

George Putnam Balanced Fund
31

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

32
George Putnam Balanced Fund

© 2025 Franklin Templeton. All rights reserved.	38900-SFSOI 3/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: March 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: March 27, 2025